Exhibit 2 - Conditions of the most significant debt	12 Months Ended
Dec. 31, 2023
Exhibit 2 - Conditions of the most significant debt
Exhibit 2. Conditions of the most significant debt

Exhibit 2 – Conditions of the most significant debt

						Outstanding	Outstanding
						balance	balance	Interest	Amortization	Payment of
Type of debt	Company	Issue date	Maturity date	Currency	Disbursement	Dec 31, 2023	Dec 31, 2022	rate	plan	interest
		Aug-13	Aug-28		347,500	347,500	284,300
	Ecopetrol S.A.	Dec-10	Dec-40	COP	284,300	284,300	347,500	Floating	Bullet	Half-yearly
		Aug-13	Aug-43		262,950	262,950	262,950
		Dec-11	Dec-41	COP	120,000	120,000	120,000	Floating	Bullet	Half-yearly
		May-13	May-28	COP	100,000	100,000	100,000	Floating	Bullet	Quarterly
		May-15	May-25	COP	100,000	100,000	100,000	Floating	Bullet	Quarterly
		May-15	May-30	COP	120,000	120,000	120,000	Floating	Bullet	Quarterly
		May-15	May-35	COP	280,000	280,000	280,000	Floating	Bullet	Quarterly
		Feb-16	Feb-24	COP	115,000	115,000	115,000	Floating	Bullet	Quarterly
		Feb-16	Feb-28	COP	152,000	152,000	152,000	Floating	Bullet	Quarterly
		Feb-16	Feb-41	COP	133,000	133,000	133,000	Floating	Bullet	Quarterly
Bonds,		Apr-17	Apr-24	COP	260,780	260,780	260,780	Fixed	Bullet	Quarterly
domestic	Interconexión	Apr-17	Apr-32	COP	196,300	196,300	196,300	Floating	Bullet	Quarterly
currency	Eléctrica S.A.	Apr-17	Apr-42	COP	242,920	242,920	242,920	Floating	Bullet	Quarterly
	E.S.P.	Nov-17	Nov-25	COP	150,080	150,080	150,080	Fixed	Bullet	Quarterly
		Nov-17	Nov-31	COP	120,100	120,100	120,100	Floating	Bullet	Quarterly
		Nov-17	Nov-47	COP	229,820	229,820	229,820	Floating	Bullet	Quarterly
		Jul-18	Jul-27	COP	156,500	156,500	156,500	Floating	Bullet	Quarterly
		Jul-18	Jul-33	COP	142,063	142,063	142,063	Floating	Bullet	Quarterly
		Jul-18	Jul-43	COP	201,437	201,437	201,437	Floating	Bullet	Quarterly
		Aug-20	Aug-29	COP	160,000	160,000	160,000	Fixed	Bullet	Quarterly
		Aug-20	Aug-40	UVR (1)	182,416	182,416	165,369	Fixed	Bullet	Annual
		Nov-23	Nov-30	COP	176,000	176,000	440,777	Floating	Bullet	Quarterly
		Nov-23	Nov-37	COP	224,000	224,000	—	Floating	Bullet	Quarterly
		Nov-23	Nov-44	COP	100,000	100,000	—	Floating	Bullet	Quarterly

						Outstanding	Outstanding
Type of		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
debt	Company	date	date	Currency	Disbursement	Dec 31, 2023	Dec 31, 2022	rate	plan	interest
		Jul-23	Jan-29		1,200	1,200	—
		Apr-20	Apr-30		2,000	2,000	2,000
		Nov-21	Nov-31		1,250	1,250	1,250
	Ecopetrol S.A.	Jan -23	Jan-33	USD	2,000	2,000	—	Fixed	Bullet	Half-yearly
		Jan -23	Jan -33		300	300	—
		Sep-13	Sep-43		850	850	850
		May-14	May-45		2,000	2,000	2,000
		Nov-21	Nov-51		750	750	750
	Oleoducto Central S.A.	Jul-20	Jul-27	USD	500	400	500	Fixed	Bullet	Half-yearly
		Nov-21	Nov-33		330	330	330	Fixed	Half-yearly	Half-yearly
		Jul-16	Jan-34		151	134	143	Fixed	Half-yearly	Half-yearly
		Jan -11	Jan -26		38	38	38	Fixed	Bullet	Quarterly
		Oct-12	Apr -31		40	40	40	Fixed	Bullet	Half-yearly
		Apr-19	Apr -34		600	600	500	Fixed	Half-yearly	Half-yearly
		Apr -22	Apr -38		500	500	500	Fixed	Half-yearly	Half-yearly
Bonds,		Mar-17	Fev-24		62	87	77	Floating	Bullet	Annual
foreign		May-18	Apr-25		128	174	154	Floating	Bullet	Half-yearly
currency		Dec-19	Dec-29		85	108	96	Floating	Half-yearly	Half-yearly
		Dec -20	Nov-28		165	165	153	Floating	Half-yearly	Half-yearly
	Interconexión	Dec -20	May-44		165	183	168	Floating	Half-yearly	Half-yearly
	Eléctrica S.A.	Fev-21	Jul-44	USD	139	189	153	Floating	Half-yearly	Half-yearly
	E.S.P and	Oct-21	Oct-31		138	156	138	Floating	Bullet	Half-yearly
	subsidiaries	Oct-21	Oct-38		58	65	58	Floating	Half-yearly	Half-yearly
		Apr-22	Apr-29		145	145	134	Floating	Half-yearly	Half-yearly
		Mar-23	Mar-30		114	114	—	Floating	Bullet	Half-yearly
		Oct-23	Oct-33		162	163	—	Floating	Half-yearly	Half-yearly
		Oct-23	Oct-38		231	232	—	Floating	Half-yearly	Half-yearly
		Jun-18	Jun-25		243	162	238	Fixed	Half-yearly	Half-yearly
		Jun-18	Dec-30		252	416	407	Fixed	Half-yearly	Half-yearly
		Jun-18	dec-24		42	6	23	Fixed	Half-yearly	Half-yearly
		Jun-18	Dec-30		210	212	207	Fixed	Half-yearly	Half-yearly
		Fev-21	Jun-50		37	37	36	Fixed	Half-yearly	Half-yearly
		Nov-22	Jun-50		81	81	79	Fixed	Monthly	Monthly
		Jul-21	Jun-56		1,200	1,073	1,200	Fixed	Half-yearly	Half-yearly

						Outstanding	Outstanding
		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
Type of debt	Company	date	date	Currency	Disbursement	Dec 31, 2023	Dec 31, 2022	rate	plan	interest
		Sep-19	Sep-25		70	70	70	Fixed	Half-yearly	Half-yearly
		Dec-22	Nov-30		40	40	40	Floating	Half-yearly	Half-yearly
		Fev-23	Nov-30		30	30	—	Floating	Half-yearly	Half-yearly
		Mar-23	Nov-30		36	36	—	Floating	Half-yearly	Half-yearly
		Apr-22	Nov-26		67	62	65	Fixed	Bullet	Bullet
		Sep-22	Sep-32		20	76	76	Fixed	Half-yearly	Half-yearly
		Dec-23	Dec-24		38	38	—	Fixed	Bullet	Monthly
		Fev-16	Jul-24		5	1	2	Floating	Quarterly	Quarterly
		Oct-22	Jun-27		5	4	4	Floating	Quarterly	Quarterly
International	Interconexión	Dec-23	Mar-24		7	6	—	Floating	Quarterly	Quarterly
commercial	Eléctrica S.A.	Jan-14	Mar-29	USD	59	21	23	Floating	Monthly	Monthly
loans	E.S.P and	Aug-17	Mar-32		56	34	105	Floating	Monthly	Monthly
	subsidiaries	Mar-22	Dec-41		47	69	45	Floating	Monthly	Monthly
		May-10	May-30		45	22	23	Fixed	Monthly	Monthly
		Sep-23	Mar-25		43	43	—	Floating	Monthly	Monthly
		Sep-23	Mar-25		23	23	—	Floating	Monthly	Monthly
		Sep-23	Mar-25		18	18	—	Floating	Monthly	Monthly
		Sep-18	Jun-50		13	31	13	Fixed	Monthly	Monthly
		Sep-18	Jun-50		5	13	5	Fixed	Monthly	Monthly
		May-21	May-25		101	50	83	Fixed	Half-yearly	Half-yearly
		May-21	May-26		67	78	69	Fixed	Half-yearly	Half-yearly

						Outstanding	Outstanding
		Issue	Maturity			balance	balance	Interest	Amortization	Payment of
Type of debt	Company	date	date	Currency	Disbursement	Dec 31, 2023	Dec 31, 2022	rate	plan	interest
International		Jun-23	Jun-24		160	160	—	Floating	Bullet	Quarterly
commercial		Dec-23	Dec-24		40	40	—	Floating	Bullet	Quarterly
loans -	Ecopetrol S.A.	Sep-22	Ago-24		1,200	1,200	1,200	Floating	Bullet	Half-yearly
Refinería de		Dec-17	Dec-25		359	132	182	Floating	Half-yearly	Half-yearly
Cartagena		Dec-22	Dec-27	USD	576	700	700	Floating	Half-yearly	Half-yearly
		Dec-22	Dec-27		247	300	300	Floating	Half-yearly	Half-yearly
		May-23	May-28		400	400	—	Floating	Bullet	Quarterly
		Sep-23	Sep-30		800	1,000	—	Floating	Half-yearly	Half-yearly
		Apr-23	Apr -30	COP	450,000	450,000	—	Floating	Half-yearly	Half-yearly
		Oct-23	Apr -30	COP	150,000	150,000	—	Floating	Half-yearly	Half-yearly
		Dec-23	Dec -34	COP	250,000	250,000	—	Floating	Half-yearly	Half-yearly
		Dec-23	Dec -35	COP	250,000	250,000	—	Floating	Half-yearly	Half-yearly
		Dec-16	Jan-28	COP	250,000	189,000	242,125	Floating	Half-yearly	Half-yearly
		Dec-16	Jan -34	COP	150,000	144,000	147,000	Floating	Half-yearly	Half-yearly
		Dec-16	Jan -34	COP	150,000	144,000	147,000	Floating	Half-yearly	Half-yearly
Domestic	Interconexión	Dec-16	Jan -34	UVR	486,213	200,730	181,972	Fixed	Half-yearly	Half-yearly
commercial	Eléctrica S.A.	Jul-18	Jul-35	COP	217,500	3,595	4,353	Floating	Half-yearly	Half-yearly
loans	E.S.P and	Oct-21	Oct-31	COP	158,050	158,050	158,050	Floating	Quarterly	Quarterly
	subsidiaries	Oct-21	Oct-28	COP	70,500	70,500	70,500	Floating	Quarterly	Quarterly
		Jul-22	Jul-27	COP	194,000	194,000	194,000	Floating	Bullet	Quarterly
		Jul-23	Jul-24	COP	37,427	37,427	—	Floating	Bullet	Quarterly
		Nov-23	Nov-33	COP	208,670	208,670	—	Floating	Quarterly	Quarterly
		May-18	Nov-28	COP	59,467	42,476	50,971	Floating	Half-yearly	Half-yearly
		Nov-18	Nov-28	COP	23,000	16,429	19,714	Floating	Half-yearly	Half-yearly
		Jun-22	Jun-27	COP	12,900	12,900	12,900	Floating	Quarterly	Quarterly
		Aug-22	Aug-27	COP	51,085	51,085	51,085	Floating	Half-yearly	Half-yearly
Domestic syndicated commercial loan	Cenit (before Oleoducto Bicentenario)	Jul-12	Jul-24	COP	2,100,000	148,400	375,725	Floating	Quarterly	Quarterly

(1)UVR is “Unidad de Valor Real”, a national currency which reflects the inflation adjusted Colombian peso.